GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
GOING CONCERN
Working capital deficit	$ (34,525,025)	$ (44,926,888)	$ (17,488,188)
Executive compensation packages percentage	20.00%
Additional paid in capital			$ 3,000,000